Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	The Tax-Exempt Bond Fund of America
Entity Central Index Key	0000050142
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
The Tax-Exempt Bond Fund of America® - Class A
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Bond Fund of America®
Class Name	Class A
Trading Symbol	AFTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Tax-Exempt Bond Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 5.30% for the year ended July 31, 2026. That result compares with a 5.27% gain for the Bloomberg Municipal Bond Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-A.
What factors influenced results
During the fund's fiscal year, municipal bonds posted positive returns. The U.S. economy remained resilient, though signs of labor market softening led the U.S. Federal Reserve to implement three 25-basis-point rate cuts. Interest rate volatility drove returns while credit spreads remained range bound. The municipal yield curve remained steep, as demand for shorter maturities was consistently strong.
The yield curve positioning was additive to results in comparison to the benchmark (the Bloomberg Municipal Bond Index). The portfolio was overweight the long end of the yield curve and took advantage of the steep curve. Security selection in general obligation and the special tax sectors were both positive contributors to relative return.
In contrast, duration was a small detractor from relative returns. Security selection in the transportation sector also detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Tax-Exempt Bond Fund of America — Class A (with sales charge) *	1.35%	(0.18) %	1.55%
The Tax-Exempt Bond Fund of America — Class A (without sales charge) *	5.30%	0.59%	1.94%
Bloomberg Municipal Bond Index †	5.27%	0.51%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,497,000,000
Holdings Count | Holding	5,425
Advisory Fees Paid, Amount	$ 53,000,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24,497
Total number of portfolio holdings	5,425
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate	24%

Holdings [Text Block]
Portfolio quality summary * (percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-A or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]	On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-A or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-A
The Tax-Exempt Bond Fund of America® - Class C
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Bond Fund of America®
Class Name	Class C
Trading Symbol	TEBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Tax-Exempt Bond Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 133	1.30%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 4.51% for the year ended July 31, 2026. That result compares with a 5.27% gain for the Bloomberg Municipal Bond Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-C.
What factors influenced results
During the fund's fiscal year, municipal bonds posted positive returns. The U.S. economy remained resilient, though signs of labor market softening led the U.S. Federal Reserve to implement three 25-basis-point rate cuts. Interest rate volatility drove returns while credit spreads remained range bound. The municipal yield curve remained steep, as demand for shorter maturities was consistently strong.
The yield curve
positioning
was additive to results in comparison to the benchmark (the Bloomberg Municipal Bond Index). The portfolio was overweight the long end of the yield curve and took advantage of the steep curve. Security selection in general obligation and the special tax sectors were both positive contributors to relative return.
In contrast, duration was a small
detractor
from relative returns. Security selection in the transportation sector also detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Tax-Exempt Bond Fund of America — Class C (with sales charge) *	3.51%	(0.17) %	1.32%
The Tax-Exempt Bond Fund of America — Class C (without sales charge) *	4.51%	(0.17) %	1.32%
Bloomberg Municipal Bond Index †	5.27%	0.51%	1.95%
*
Investment results as
sume
all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest
directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,497,000,000
Holdings Count | Holding	5,425
Advisory Fees Paid, Amount	$ 53,000,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24,497
Total number of portfolio holdings	5,425
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate	24%

Holdings [Text Block]
Portfolio quality summary * (percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by
credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s
creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-C or upon request at (800) 421-4225.

Material Fund Change Expenses [Text Block]	On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-C or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-C
The Tax-Exempt Bond Fund of America® - Class F-1
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Bond Fund of America®
Class Name	Class F-1
Trading Symbol	AFTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Tax-Exempt Bond Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 5.21% for the year ended July 31, 2026. That result compares with a 5.27% gain for the Bloomberg Municipal Bond Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F1.
What factors influenced results
During the fund's fiscal year, municipal bonds posted positive returns. The U.S. economy remained resilient, though signs of labor market softening led the U.S. Federal Reserve to implement three 25-basis-point rate cuts. Interest rate volatility drove returns while credit spreads remained range bound. The municipal yield curve remained steep, as demand for shorter maturities was consistently strong.
The yield curve positioning was additive to results in comparison to the benchmark (the Bloomberg Municipal Bond Index). The portfolio was overweight the long end of the yield curve and took advantage of the steep curve. Security selection in general obligation and the special tax sectors were both positive contributors to relative return.
In contrast, duration was a small detractor from relative returns. Security selection in the transportation sector also detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Tax-Exempt Bond Fund of America — Class F-1 *	5.21%	0.51%	1.84%
Bloomberg Municipal Bond Index †	5.27%	0.51%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,497,000,000
Holdings Count | Holding	5,425
Advisory Fees Paid, Amount	$ 53,000,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24,497
Total number of portfolio holdings	5,425
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate	24%

Holdings [Text Block]
Portfolio quality summary * (percent of net assets)
* Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
† Includes derivatives.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-F1 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]	On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-F1 or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F1
The Tax-Exempt Bond Fund of America® - Class F-2
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Bond Fund of America®
Class Name	Class F-2
Trading Symbol	TEAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Tax-Exempt Bond Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 5.48% for the year ended July 31, 2026. That result compares with a 5.27% gain for the Bloomberg Municipal Bond Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F2.
What factors influenced results
During the fund's fiscal year, municipal bonds posted positive returns. The U.S. economy remained resilient, though signs of labor market softening led the U.S. Federal Reserve to implement three 25-basis-point rate cuts. Interest rate volatility drove returns while credit spreads remained range bound. The municipal yield curve remained steep, as demand for shorter maturities was consistently strong.
The yield curve positioning was additive to results in comparison to the benchmark (the Bloomberg Municipal Bond Index). The portfolio was overweight the long end of the yield curve and took advantage of the steep curve. Security selection in general obligation and the special tax sectors were both positive contributors to relative return.
In contrast, duration was a small detractor from relative returns. Security selection in the transportation sector also detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Tax-Exempt Bond Fund of America — Class F-2 *	5.48%	0.77%	2.11%
Bloomberg Municipal Bond Index †	5.27%	0.51%	1.95%
*
Investment results
assume
all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,497,000,000
Holdings Count | Holding	5,425
Advisory Fees Paid, Amount	$ 53,000,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24,497
Total number of portfolio holdings	5,425
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate	24%

Holdings [Text Block]
Portfolio quality summary * (percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-F2 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]	On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-F2 or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F2
The Tax-Exempt Bond Fund of America® - Class F-3
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Bond Fund of America®
Class Name	Class F-3
Trading Symbol	TFEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Tax-Exempt Bond Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 5.59% for the year ended July 31, 2026. That result compares with a 5.27% gain for the Bloomberg Municipal Bond Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F3.
What factors influenced results
During the fund's fiscal year, municipal bonds posted positive returns. The U.S. economy remained resilient, though signs of labor market softening led the U.S. Federal Reserve to implement three 25-basis-point rate cuts. Interest rate volatility drove returns while credit spreads remained range bound. The municipal yield curve remained steep, as demand for shorter maturities was consistently strong.
The yield curve positioning was additive to results in comparison to the benchmark (the Bloomberg Municipal Bond Index). The portfolio was overweight the long end of the yield curve and took advantage of the steep curve. Security selection in general obligation and the special tax sectors were both positive contributors to relative return.
In contrast, duration was a small detractor from relative returns. Security selection in the transportation sector also detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Tax-Exempt Bond Fund of America — Class F-3 2	5.59%	0.88%	2.69%
Bloomberg Municipal Bond Index 3	5.27%	0.51%	2.43%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,497,000,000
Holdings Count | Holding	5,425
Advisory Fees Paid, Amount	$ 53,000,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24,497
Total number of portfolio holdings	5,425
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate	24%

Holdings [Text Block]
Portfolio quality summary * (percent of net assets)
* Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
† Includes derivatives.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-F3 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]	On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-F3 or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-F3
The Tax-Exempt Bond Fund of America® - Class R-6
Shareholder Report [Line Items]
Fund Name	The Tax-Exempt Bond Fund of America®
Class Name	Class R-6
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Tax-Exempt Bond Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 5.59% for the year ended July 31, 2026. That result compares with a 5.27% gain for the Bloomberg Municipal Bond Index.
What factors influenced results
During the fund's fiscal year, municipal bonds posted positive returns. The U.S. economy remained resilient, though signs of labor market softening led the U.S. Federal Reserve to implement three 25-basis-point rate cuts. Interest rate volatility drove returns while credit spreads remained range bound. The municipal yield curve remained steep, as demand for shorter maturities was consistently strong.
The yield curve positioning was additive to results in comparison to the benchmark (the Bloomberg Municipal Bond Index). The portfolio was overweight the long end of the yield curve and took advantage of the steep curve. Security selection in general obligation and the special tax sectors were both positive contributors to relative return.
In contrast, duration was a small detractor from relative returns. Security selection in the transportation sector also detracted.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Tax-Exempt Bond Fund of America — Class R-6 *	5.59%	0.86%	2.21%
Bloomberg Municipal Bond Index †	5.27%	0.51%	1.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,497,000,000
Holdings Count | Holding	5,425
Advisory Fees Paid, Amount	$ 53,000,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24,497
Total number of portfolio holdings	5,425
Total advisory fees paid (in millions)	$ 53
Portfolio turnover rate	24%

Holdings [Text Block]
Portfolio quality summary * (percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-R6 or upon request at (800) 421-4225.
On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.

Material Fund Change Expenses [Text Block]	On November 25, 2025, shareholders of the fund approved an amendment to the investment advisory and service agreement to remove the income component and revise the advisory fee schedule, effective March 1, 2026.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since August 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by October 1, 2026 at capitalgroup.com/mutual-fund-literature-R6 or upon request at (800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-R6